Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Overfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	$ 1,298	$ 1,220
Interest income	74	110
Changes on asset ceiling and onerous liability	(278)	59
Translation adjustment	1,172	(91)
Benefit obligation (Plan assets) as at end of the year	2,266	1,298
Overfunded pension plans | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,298	1,220
Interest income	74	110
Changes on asset ceiling and onerous liability	(278)	59
Translation adjustment	1,172	(91)
Benefit obligation (Plan assets) as at end of the year	2,266	1,298
Overfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,006	3,577
Interest income	222	305
Translation adjustment	(880)	(167)
Benefit obligation (Plan assets) as at end of the year	3,105	4,006
Overfunded pension plans | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,006
Benefit obligation (Plan assets) as at end of the year	3,105	4,006
Overfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(5,304)	(4,737)
Interest income	298	416
Translation adjustment	(1,112)	(200)
Benefit obligation (Plan assets) as at end of the year	(3,969)	(5,304)
Overfunded pension plans | Fair value of assets | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(5,304)
Benefit obligation (Plan assets) as at end of the year	(3,969)	(5,304)
Overfunded pension plans | Effect of the asset ceiling
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,298
Benefit obligation (Plan assets) as at end of the year	864	1,298
Overfunded pension plans | Effect of the asset ceiling | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,298
Benefit obligation (Plan assets) as at end of the year	864	1,298
Underfunded pension plans
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	695
Benefit obligation (Plan assets) as at end of the year	641	695
Current liabilities	(47)	(13)
Non-current liabilities	(594)	(682)
Liabilities	(641)	(695)
Underfunded pension plans | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	249
Benefit obligation (Plan assets) as at end of the year	208	249
Current liabilities	(32)	(7)
Non-current liabilities	(176)	(242)
Liabilities	(208)	(249)
Underfunded pension plans | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	446
Benefit obligation (Plan assets) as at end of the year	432	446
Current liabilities	(7)	(6)
Non-current liabilities	(425)	(440)
Liabilities	(432)	(446)
Underfunded pension plans | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,421	3,929
Interest income	134	153
Translation adjustment	1	160
Benefit obligation (Plan assets) as at end of the year	4,632	4,421
Underfunded pension plans | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	412
Benefit obligation (Plan assets) as at end of the year	317	412
Underfunded pension plans | Present value of actuarial liabilities | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	4,009
Benefit obligation (Plan assets) as at end of the year	4,315	4,009
Underfunded pension plans | Fair value of assets
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,726)	(3,273)
Interest income	109	123
Translation adjustment	46	139
Benefit obligation (Plan assets) as at end of the year	(3,992)	(3,726)
Underfunded pension plans | Fair value of assets | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(163)
Benefit obligation (Plan assets) as at end of the year	(109)	(163)
Underfunded pension plans | Fair value of assets | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	(3,563)
Benefit obligation (Plan assets) as at end of the year	(3,883)	(3,563)
Other benefits
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,504
Benefit obligation (Plan assets) as at end of the year	1,733	1,504
Current liabilities	(96)	(76)
Non-current liabilities	(1,637)	(1,428)
Liabilities	(1,733)	(1,504)
Other benefits | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	303
Benefit obligation (Plan assets) as at end of the year	465	303
Current liabilities	(49)	(20)
Non-current liabilities	(416)	(283)
Liabilities	(465)	(303)
Other benefits | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,202
Benefit obligation (Plan assets) as at end of the year	1,268	1,202
Current liabilities	(47)	(46)
Non-current liabilities	(1,221)	(1,156)
Liabilities	(1,268)	(1,202)
Other benefits | Present value of actuarial liabilities
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,505	1,280
Interest income	64	59
Translation adjustment	(44)	42
Benefit obligation (Plan assets) as at end of the year	1,733	1,505
Other benefits | Present value of actuarial liabilities | Brazil
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	303
Benefit obligation (Plan assets) as at end of the year	465	303
Other benefits | Present value of actuarial liabilities | Foreign
Reconciliation of net liabilities recognized in the statement of financial position
Benefit obligation (Plan assets) as at beginning of the year	1,202
Benefit obligation (Plan assets) as at end of the year	$ 1,268	$ 1,202